REVENUES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Percentage of amount recognized from contract liabilities	70.00%
Revenue performance obligations	$ 1,070
Revenue, performance obligation, percentage	100.00%